Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 69,990	€ 70,605
Short-term investments	21,809	21,851
Trade receivables and others	19,795	55,557
Total current assets	111,594	148,012
Non-current assets
Intangible assets	119	416
Property and equipment	5,748	6,322
Non-current financial assets	10,350	9,796
Other non-current assets	85	87
Trade receivables and others - non-current	14,478	10,554
Deferred tax asset	9,123	9,006
Total non-current assets	39,903	36,181
Total assets	151,497	184,193
Current liabilities
Payables and others	15,873	17,018
Collaboration liabilities – current portion	10,248	7,647
Financial liabilities – current portion	8,929	8,936
Deferred revenue – current portion	2,799	5,865
Provisions - current portion	375	171
Total current liabilities	38,224	39,637
Non-current liabilities
Collaboration liabilities – non-current portion	41,901	45,030
Financial liabilities – non-current portion	26,574	30,957
Defined benefit obligations	2,470	2,441
Deferred revenue – non-current portion	4,116	4,618
Provisions - non-current portion	294	603
Deferred tax liabilities	9,123	9,006
Total non-current liabilities	84,478	92,656
Shareholders’ equity
Share capital	4,049	4,044
Share premium	386,049	384,255
Retained earnings	(336,893)	(329,323)
Other reserves	354	495
Net income (loss)	(24,764)	(7,570)
Total shareholders’ equity	28,796	51,901
Total liabilities and shareholders’ equity	€ 151,497	€ 184,193